Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K
(Rule), we are providing the following information about the relationship between what the SEC defines as “compensation actually paid” (CAP) and certain aspects of the Company’s financial performance. While the Rule permits presentation of three years with phase-in
of the remaining two years, we believe the full five years provides better and more transparent information. The OECC did not consider the Pay Versus Performance disclosure below in making its pay decisions for any of the years shown. This information shall not be deemed to be incorporated into any other filing with the SEC.
The following table discloses information on CAP to our principal executive officer (PEO), who is our CEO, and to the remainder of the NEOs during the specified years alongside TSR and net income metrics as well as EPS. Net income is a relevant measure as it comprises approximately 50% of the formula for the EAIP. The Company selected EPS as important in linking NEOs’ CAP to Company performance, because EPS is the predominant metric used in our performance share awards under our LTIP and because it aligns executives’ interests with shareholders’ interests and drives a focus on earnings as further described on page 54.
The table below and the discussion that follows
includes
CAP calculated in accordance with the Rule, which requires, among other things, the revaluation of unvested and outstanding equity awards, in the following ways, as applicable:

•	the year-end fair value of the equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;
•
the change in fair value from the end of the prior year to the end of the applicable year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the applicable fiscal year;

•	the fair value, as of the vesting date, of any awards that were granted and vested in the same year; and
•
the change in fair value from the end of the prior year to the vesting date or forfeiture date with respect to any awards granted in prior years that vested or failed to vest, as applicable, in the applicable year.

Stock awards include the dollar amount of accrued dividend equivalents. In addition, the Rule requires the subtraction of the aggregate change in actuarial present value of pension and the addition of pension service costs for services rendered for each relevant year.
The amounts reported in the Summary Compensation Table are largely based on the grant date fair value of equity compensation awards made during the applicable fiscal year, whereas CAP is based on the fair value of equity
awards made during the year valued at
year-end,
plus any change in the value of prior year’s awards, including awards granted in the prior four years, whether or not the NEO will ever actually receive that award. Thus, CAP for each year reflects all or portions of four years’ worth of equity awards, whereas the amounts reported in the Summary Compensation Table are based only on the equity awards granted in the applicable reporting year.
Importantly, as of the valuation dates in the
table
, none of the amounts included in CAP relating to unvested shares have been paid to our CEO or other NEOs. The amounts actually received will depend upon the Company’s performance and the Company’s stock price, including at the time the common stock underlying the equity awards is actually delivered.

CAP Calculated in Accordance with the Rule

Year	Summary Compensation Table for PEO 1	CAP to PEO 2	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 3	Average CAP to Non-PEO Named Executive Officers 2	Value of Initial Fixed $100 Investment Based on 4		Net Income 6	EPS 7
					Company TSR	Peer Group TSR 5
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,641,640	$3,295,181	$1,153,599	$1,202,476	$94.56	$125.19	$86,303,000	$2.54
2021	3,759,354	3,369,633	1,133,392	1,196,854	93.23	124.73	78,666,000	2.56
2020	3,824,428	1,386,395	1,110,184	579,240	84.51	106.53	76,781,000	2.51
2019	4,255,777	3,870,861	1,036,590	1,140,956	131.07	122.94	61,735,000	2.07
2018	3,629,634	2,834,755	879,682	894,173	104.48	101.62	64,569,000	2.24

(1)	Amounts in column (b) represent the total compensation reported in the Summary Compensation Table for the applicable year for the CEO who is our PEO.
(2)
Amounts in columns (c) and (e) represent CAP as computed in accordance with the Rule for the CEO and the average of the NEOs other than the CEO, respectively. The NEOs other than the CEO include Frank H. Burkhartsmeyer, MardiLyn Saathoff, Kimberly Heiting Rush, and Justin B. Palfreyman. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO or other NEOs during the applicable year. To calculate CAP in accordance with the Rule, adjustments were made to the amounts reported in the Summary Compensation Table as described in the text preceding the table. A reconciliation of the adjustments is set forth in a table following these footnotes.

(3)	Amounts reported in column (d) represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs other than the CEO.
(4)	Pursuant to the Rule, the comparison assumes $100 was invested on December 31, 2017 in the Company’s common stock.
(5)
In accordance with the Rule, Peer Group TSR is determined using the same peer group used in the CD&A and identified in Exhibit A, weighted according to the respective peers’ stock market capitalization at the beginning of each period for which a return is indicated. This peer group was consistent throughout the five-year period displayed, except that for years 2018 and 2019 when Atmos Energy was not included and Allete, Inc., El Paso Electric and New Jersey Resources Corp. were included. El Paso Electric was also part of the peer group in 2020, until they were acquired in July 2020. Each adjustment to the peer group was made to provide a better comparator group to the Company.

(6)	Net income in accordance with GAAP.
(7)	EPS in accordance with GAAP.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]
Amounts in columns (c) and (e) represent CAP as computed in accordance with the Rule for the CEO and the average of the NEOs other than the CEO, respectively. The NEOs other than the CEO include Frank H. Burkhartsmeyer, MardiLyn Saathoff, Kimberly Heiting Rush, and Justin B. Palfreyman. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO or other NEOs during the applicable year. To calculate CAP in accordance with the Rule, adjustments were made to the amounts reported in the Summary Compensation Table as described in the text preceding the table. A reconciliation of the adjustments is set forth in a table following these footnotes.

Peer Group Issuers, Footnote [Text Block]	In accordance with the Rule, Peer Group TSR is determined using the same peer group used in the CD&A and identified in Exhibit A, weighted according to the respective peers’ stock market capitalization at the beginning of each period for which a return is indicated. This peer group was consistent throughout the five-year period displayed, except that for years 2018 and 2019 when Atmos Energy was not included and Allete, Inc., El Paso Electric and New Jersey Resources Corp. were included. El Paso Electric was also part of the peer group in 2020, until they were acquired in July 2020. Each adjustment to the peer group was made to provide a better comparator group to the Company.
PEO Total Compensation Amount	$ 3,641,640	$ 3,759,354	$ 3,824,428	$ 4,255,777	$ 3,629,634
PEO Actually Paid Compensation Amount	$ 3,295,181	3,369,633	1,386,395	3,870,861	2,834,755
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(Minus)/ Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
PEO
2022	$3,641,640	$(481,596)	$19,931	$(1,450,637)	$1,437,741	$ (36,880)	$—	$164,982	$—	$3,295,181
2021	3,759,354	(667,306)	19,988	(1,360,798)	1,409,352	55,819	—	153,224	—	3,369,633
2020	3,824,428	(1,039,036)	19,016	(1,211,009)	756,352	(620,683)	—	(342,673)	—	1,386,395
2019	4,255,777	(1,473,031)	296,861	(1,235,800)	1,474,600	251,361	—	301,093	—	3,870,861
2018	3,629,634	(1,217,410)	375,487	(992,520)	1,036,405	12,948	—	(9,789)	—	2,834,755
Other NEOs (Average)
2022	$1,153,599	$—	$21,281	$(412,749)	$409,084	$(10,518)	$—	$41,779	$—	$1,202,476
2021	1,133,392	(35,483)	21,162	(392,592)	406,594	15,053	—	48,728	—	1,196,854
2020	1,110,184	(150,977)	17,045	(334,305)	208,795	(183,708)	—	(87,794)	—	579,240
2019	1,036,590	(124,173)	12,753	(308,992)	368,687	84,546	—	71,545	—	1,140,956
2018	879,682	(14,711)	13,306	(248,876)	265,450	4,901	—	(5,579)	—	894,173

Non-PEO NEO Average Total Compensation Amount	$ 1,153,599	1,133,392	1,110,184	1,036,590	879,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,202,476	1,196,854	579,240	1,140,956	894,173
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(Minus)/ Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
PEO
2022	$3,641,640	$(481,596)	$19,931	$(1,450,637)	$1,437,741	$ (36,880)	$—	$164,982	$—	$3,295,181
2021	3,759,354	(667,306)	19,988	(1,360,798)	1,409,352	55,819	—	153,224	—	3,369,633
2020	3,824,428	(1,039,036)	19,016	(1,211,009)	756,352	(620,683)	—	(342,673)	—	1,386,395
2019	4,255,777	(1,473,031)	296,861	(1,235,800)	1,474,600	251,361	—	301,093	—	3,870,861
2018	3,629,634	(1,217,410)	375,487	(992,520)	1,036,405	12,948	—	(9,789)	—	2,834,755
Other NEOs (Average)
2022	$1,153,599	$—	$21,281	$(412,749)	$409,084	$(10,518)	$—	$41,779	$—	$1,202,476
2021	1,133,392	(35,483)	21,162	(392,592)	406,594	15,053	—	48,728	—	1,196,854
2020	1,110,184	(150,977)	17,045	(334,305)	208,795	(183,708)	—	(87,794)	—	579,240
2019	1,036,590	(124,173)	12,753	(308,992)	368,687	84,546	—	71,545	—	1,140,956
2018	879,682	(14,711)	13,306	(248,876)	265,450	4,901	—	(5,579)	—	894,173

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP Versus TSR
Of the measures displayed in the above table, TSR has the most direct and significant impact on CEO and other NEO CAP calculations. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation, and 100% incentive equity awards, at-risk.
At least 50% of CEO compensation and approximately 39% of the average of other NEO compensation granted annually is composed of RSUs and performance share awards, and therefore is directly impacted by TSR. Additionally, the Rule requires that for each year that CAP is presented, outstanding but unvested equity awards are effectively re-calculated
using the stock price as of the end of the applicable year. While similar values of RSUs and performance share awards were granted across the five years displayed, using the Rule calculations, CAP for 2019 is significantly higher than other years because the Company saw historically higher stock price levels in 2019 with a historically strong annual TSR of 25.45%. As a result, the Rule requires that all stock awards granted in 2019 and the appreciation of stock value for all awards that are outstanding but unvested in 2019 be displayed in 2019 CAP. Conversely, the onset of the pandemic in 2020 brought volatile stock markets and a
-35.44%
TSR. Despite utilities being one of the few sectors to maintain or exceed EPS estimates throughout 2020, they experienced one of the largest price to earnings contractions during that time. Even though the Company’s 2021 annual TSR was 10.31%, the price contraction generally persisted through 2021 as utilities underperformed the broader market amidst rising interest rates, smaller cap utilities underperformed larger cap utilities, and electric utilities out-performed
gas utilities. These macro trends resulted in larger movements in TSR and CAP calculations in 2019 and 2020 than in other years displayed. The CAP table above and charts below do not display the 25% reduction in performance share awards paid due to relative TSR results in 2020, 2021 and 2022 for the years preceding vesting.
The graph below shows the relationship between (1) CAP to our CEO and the average of the CAP to our other NEOs, and (2) our cumulative TSR and peer group cumulative TSR, over the five fiscal years ending December 31, 2022. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

Compensation Actually Paid vs. Net Income [Text Block]
CAP Versus Net Income
The Rule requires that net income be presented as a performance measure in the CAP table above. In addition, net income comprises approximately 50% of the formula for the EAIP. The graph below shows the relationship between
CA
P to our CEO and the average of the CAP paid to our other NEOs and the Company’s net income over the five fiscal years ending December 31, 2022, as reported in the Company’s consolidated financial statements.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Earnings Per Share
EPS is the Company-selected measure because three-year cumulative EPS is the predominant metric used in our performance share awards under our LTIP and because it aligns executives’ interests with shareholder’s interests and drives a focus on earnings. The Rules do not appear to permit a multi-year financial measure such as three-year cumulative EPS, so EPS was selected as the most closely aligned measure. The graph below shows the relationship between CAP paid to our CEO and the average of our other NEOs and our EPS for each of the five fiscal years ending December 31, 2022.

Total Shareholder Return Vs Peer Group [Text Block]
CAP Versus TSR
Of the measures displayed in the above table, TSR has the most direct and significant impact on CEO and other NEO CAP calculations. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation, and 100% incentive equity awards, at-risk.
At least 50% of CEO compensation and approximately 39% of the average of other NEO compensation granted annually is composed of RSUs and performance share awards, and therefore is directly impacted by TSR. Additionally, the Rule requires that for each year that CAP is presented, outstanding but unvested equity awards are effectively re-calculated
using the stock price as of the end of the applicable year. While similar values of RSUs and performance share awards were granted across the five years displayed, using the Rule calculations, CAP for 2019 is significantly higher than other years because the Company saw historically higher stock price levels in 2019 with a historically strong annual TSR of 25.45%. As a result, the Rule requires that all stock awards granted in 2019 and the appreciation of stock value for all awards that are outstanding but unvested in 2019 be displayed in 2019 CAP. Conversely, the onset of the pandemic in 2020 brought volatile stock markets and a
-35.44%
TSR. Despite utilities being one of the few sectors to maintain or exceed EPS estimates throughout 2020, they experienced one of the largest price to earnings contractions during that time. Even though the Company’s 2021 annual TSR was 10.31%, the price contraction generally persisted through 2021 as utilities underperformed the broader market amidst rising interest rates, smaller cap utilities underperformed larger cap utilities, and electric utilities out-performed
gas utilities. These macro trends resulted in larger movements in TSR and CAP calculations in 2019 and 2020 than in other years displayed. The CAP table above and charts below do not display the 25% reduction in performance share awards paid due to relative TSR results in 2020, 2021 and 2022 for the years preceding vesting.
The graph below shows the relationship between (1) CAP to our CEO and the average of the CAP to our other NEOs, and (2) our cumulative TSR and peer group cumulative TSR, over the five fiscal years ending December 31, 2022. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

Tabular List [Table Text Block]
Performance Measures and Other Considerations
The seven performance measures listed below represent the most important measures the Company used to determine NEO compensation for fiscal year 2022. We have also identified other considerations related to compensation decisions. The use of each measure and the other identified considerations are further described in the CD&A.

Financial Performance Measures Selected	Other Considerations Related to Compensation Decisions

Net Income Earnings Per Share 3-Year Cumulative EPS Total Shareholder Return Return on Invested Capital Return on Equity 3-Year Relative TSR	In addition to the performance measures listed here, the OECC considers a range of factors in determining NEO compensation that is aligned with Company performance and achieves the OECC’s other goals. Additional performance measures that were utilized by the OECC in compensation decisions include: customer satisfaction, market share and customer growth, public safety, employee safety, execution of the Company’s strategic plans, advancement of goals related to decarbonization of the Company’s natural gas systems, achievement of constructive regulatory objectives, successful execution of the Company’s water sector growth objectives, growth and execution of the Company’s unregulated RNG business, sustained strong employee engagement, certain operational targets, and implementation of enhancements to disclosure and communications to covey the Company’s environmental, social and governance objectives. For additional information regarding our NEO’s 2022 performance and the role of the performance measures in our compensation program, see
“Compensation Discussion and Analysis” above.

Total Shareholder Return Amount	$ 94.56	93.23	84.51	131.07	104.48
Peer Group Total Shareholder Return Amount	125.19	124.73	106.53	122.94	101.62
Net Income (Loss)	$ 86,303,000	$ 78,666,000	$ 76,781,000	$ 61,735,000	$ 64,569,000
Company Selected Measure Amount	2.54	2.56	2.51	2.07	2.24
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Cumulative EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative TSR
PEO [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (481,596)	$ (667,306)	$ (1,039,036)	$ (1,473,031)	$ (1,217,410)
PEO [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,931	19,988	19,016	296,861	375,487
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,450,637)	(1,360,798)	(1,211,009)	(1,235,800)	(992,520)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,437,741	1,409,352	756,352	1,474,600	1,036,405
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,880)	55,819	(620,683)	251,361	12,948
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	164,982	153,224	(342,673)	301,093	(9,789)
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(35,483)	(150,977)	(124,173)	(14,711)
Non-PEO NEO [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,281	21,162	17,045	12,753	13,306
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,749)	(392,592)	(334,305)	(308,992)	(248,876)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	409,084	406,594	208,795	368,687	265,450
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,518)	15,053	(183,708)	84,546	4,901
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,779	48,728	(87,794)	71,545	(5,579)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0